Taxes (Details) - Schedule of deferred tax asset - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of deferred tax asset [Abstract]
Deferred tax assets
Senior care services fees advanced from customers	353,097
Total	$ 353,097